             As filed with the Securities and Exchange Commission
                               on May 17, 1999
                    Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]
Pre-Effective Amendment No. 1                                        [X]
Post-Effective Amendment No. ___                                     [_]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]
Amendment No. 1                                                      [X]

                          _________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)

                          _________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006


It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to Rule 485(b), or

[_]  on _________ pursuant to Rule 485(b)

[_]  60 days after filing pursuant to Rule 485(a)(1), or

[_]  on _________ pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to Rule 485(a)(2), or

[_]  on ___________pursuant to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of units of its beneficial interests.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                EXPLANATORY NOTE
                                ----------------

        This Pre-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Funds Trust hereby incorporates by reference all of the information set forth in Parts B and C of the initial registration statement, which was filed on March 12, 1999. This Pre-Effective Amendment is being filed to respond to comments to the initial registration received from the staff.

                            Wells Fargo Funds Trust

                                  PROSPECTUS

                             Asset Allocation Fund

                                  Growth Fund

                              Income Equity Fund

                                Small Cap Fund

                                  Income Fund

                      Intermediate Government Income Fund

                   Limited Term Government Income Fund

                             Tax-Free Income Fund

                               Money Market Fund

                   National Tax-Free Money Market Fund

                       U.S. Government Money Market Fund

                         Class A, Class B and Class C

Please read this prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OF WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                 May 25, 1999

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
   OVERVIEW
     This section contains important summary information about the Funds.
     Objectives and Principal Strategies.................................    3
     Important Risks.....................................................    5
     Summary of Expenses.................................................    7
   THE FUNDS
     This section contains important information about the individual
      Funds.
     Asset Allocation Fund...............................................   11
     Growth Fund.........................................................   12
     Income Equity Fund..................................................   12
     Small Cap Fund......................................................   14
     Income Fund.........................................................   15
     Intermediate Government Income Fund.................................   16
     Limited Term Government Income Fund.................................   17
     Tax-Free Income Fund................................................   18
     Money Market Fund...................................................   19
     National Tax-Free Money Market Fund.................................   20
     U.S. Government Money Market Fund...................................   20
     General Investment Risks............................................   21
     Organization and Management of the Funds............................   26
   YOUR INVESTMENT
     Turn to this section for information on your investments including how to buy and sell Fund shares.
     A Choice of Share Classes...........................................   28
     Reduced Sales Charges...............................................   31
     Exchanges...........................................................   33
     Your Account........................................................   35
     How to Buy Shares...................................................   36
     Selling Shares......................................................   38
     Additional Services.................................................   40
     Other Information...................................................   40
     Table of Predecessors...............................................   42
   GLOSSARY..............................................................   43

                           WELLS FARGO FUNDS OVERVIEW

 Equity and
 Allocation Funds       Objective              Principal Strategy
 ----------------       ---------              ------------------
 Asset Allocation Fund  Seeks long-term total  We allocate and reallocate
                        return, consistent     assets among common stocks, U.S.
                        with reasonable risk.  Treasury bonds and money market
                                               instruments. We invest in asset
                                               classes that we believe are
                                               under-valued in order to achieve
                                               better long-term, risk-adjusted
                                               returns.

 Growth Fund            Seeks long-term        We invest in equity securities
                        capital appreciation.  of domestic and foreign
                                               companies whose market
                                               capitalization falls within the
                                               range of the Russell 1000 Index,
                                               which is considered a mid- to
                                               large-capitalization index. We
                                               buy stocks of companies that
                                               have a strong earnings growth
                                               trend and above-average
                                               prospects for future growth, or
                                               that we believe are undervalued.

 Income Equity Fund     Seeks long-term        We invest in the common stocks
                        capital appreciation   of large, high quality domestic
                        and above-average      companies with above-average
                        dividend income.       return potential and above-
                                               average dividend income. We
                                               consider "large" companies to be
                                               those whose market
                                               capitalization is greater than
                                               the median of the companies in
                                               the Russell 1000 Index, which is
                                               considered a mid- to large-
                                               capitalization index.

 Small Cap Fund         Seeks long-term        We invest in equity securities
                        capital appreciation.  of domestic and foreign
                                               companies whose market
                                               capitalization falls within the
                                               range of the Russell 2000 Index,
                                               which is considered a small
                                               capitalization index. We buy
                                               stocks that we believe have
                                               above-average prospects for
                                               capital growth, or that may be
                                               involved in new or innovative
                                               products, services and
                                               processes.

                           WELLS FARGO FUNDS OVERVIEW

 Taxable Income Funds   Objective              Principal Strategy
 --------------------   ---------              ------------------
 Income Fund            Seeks current income   We invest in corporate,
                        and total return.      mortgage-backed, asset-backed,
                                               and U.S. Government debt
                                               securities primarily of
                                               investment-grade quality or
                                               better. We maintain the average
                                               dollar-weighted maturity of the
                                               portfolio between 3 and
                                               15 years, and apply fundamental
                                               economic, credit and market
                                               analysis to increase portfolio
                                               performance.

 Intermediate           Seeks current income,  We invest in investment-grade,
  Government Income     consistent with        intermediate-term (3-10 years)
  Fund                  safety of principal.   U.S. Government securities, and
                                               also in certain debt securities
                                               that are not U.S. Government
                                               securities. We invest up to 50%
                                               of our assets in mortgage-backed
                                               securities, and up to 25% of our
                                               assets in other asset-backed
                                               securities.

 Limited Term           Seeks current income   We invest in investment-grade,
  Government Income     and safety of          short-term (1-5 years).
  Fund                  capital.

 Tax-Free Income Funds  Objective              Principal Strategy
 ---------------------  ---------              ------------------
 Tax-Free Income Fund   Seeks current income   We invest in investment-grade
                        exempt from federal    municipal securities with
                        income taxes.          average maturities of
                                               10-20 years and with interest
                                               that is exempt from federal
                                               income taxes, though some of our
                                               holdings may be subject to the
                                               alternative minimum tax ("AMT").

 Money Market Funds     Objective              Principal Strategy
 ------------------     ---------              ------------------
 Money Market Fund      Seeks high current     We invest in high-quality,
                        income, while          short-term money market
                        preserving capital     instruments.
                        and liquidity.

 National Tax-Free      Seeks high current     We invest in high-quality,
  Money Market Fund     income exempt from     short-term federally tax-exempt
                        federal income taxes,  instruments, whose income may be
                        while preserving       subject to the federal AMT. We
                        capital and            may invest up to 35% of the
                        liquidity.             Fund's assets in issuers in a
                                               single state.

 U.S. Government Money  Seeks high current     We invest in high-quality,
  Market Fund           income, while          short-term U.S. Government
                        preserving capital     obligations and in repurchase
                        and liquidity.         agreements collateralized by
                                               such obligations.

                                IMPORTANT RISKS

  This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus, under General Investment Risks
beginning on page   , and in the Fund's statement of additional information.
An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Common Risks for the Funds

  Equity Securities. The equity and allocation funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

  Debt Securities. The Asset Allocation Fund, the income funds and the money market funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. The equity funds may invest some of their assets in debt securities.

 Equity and Allocation Funds   Specific Risks
 ---------------------------   --------------

  These Funds are primarily subject to the equity securities risks described in the Common Risks section above. The Asset Allocation Fund is also subject to the debt securities risks described above.

 Asset Allocation Fund         This Fund uses an investment model that seeks
                               undervalued asset classes. There is no guarantee
                               that the model will make accurate determinations
                               or that an asset class we believe is undervalued
                               will perform as expected.

 Growth Fund                   The advisor selects growth stocks based on
                               prospects for future earnings, which may not
                               grow as expected. In addition, at times, the
                               overall market or the market for value stocks
                               may outperform growth stocks.

 Income Equity Fund            Stocks selected for their high dividend income
                               may be more sensitive to interest rate changes
                               than other stocks. This Fund is primarily
                               subject to the equity securities risks described
                               in the Common Risks section, above.

 Small Cap Fund                This Fund may invest in companies that pay low
                               or no dividends, have smaller market
                               capitalizations, have less market liquidity,
                               have no or relatively short operating histories,
                               or are newly public companies. Some of these
                               companies have aggressive capital structures,
                               including high debt levels, or are involved in
                               rapidly growing or changing industries and/or
                               new technologies. Because the Fund may invest in
                               such aggressive securities, share prices may
                               rise and fall more than the share prices of
                               other funds. In addition, our active trading
                               investment strategy may result in a higher-than-
                               average portfolio turnover ratio, increased
                               trading expenses, and higher short-term capital
                               gains. The advisor selects growth stocks based
                               on prospects for future earnings, which may not
                               grow as expected. In addition, at times, the
                               overall market or the market for value stocks
                               may outperform growth stocks.

 Income Funds                  Specific Risks
 ------------                  --------------
 Income Fund                   This Fund is primarily subject to the debt
                               securities risks described in the Common Risks
                               section above.

 Intermediate Government       The U.S. Government does not guarantee the
   Income Fund                 market value or current yield of its
                               obligations. Not all U.S. Government obligations
                               are backed by the full faith and credit of the
                               U.S. Government. Mortgage-backed securities are
                               subject to prepayment risk and to extension
                               risk, either of which can reduce the rate of
                               return on the portfolio.

 Limited Term Government       The U.S. Government does not guarantee the
  Income Fund                  market value or U.S. current yield of its
                               obligations. Not all U.S. Government obligations
                               are backed by the full faith and credit of the
                               U.S. Government. Mortgage-backed securities are
                               subject to prepayment risk and to extension
                               risk, either of which can reduce the rate of
                               return on the portfolio.

Income Funds                  Specific Risks
------------                  --------------
Tax-Free Income Fund          Some of this Fund's investments are subject to federal
                              income and AMT taxes, so you may incur a tax liability on an investment in this Fund. Municipal obligations backed by tax revenues of the issuer's jurisdiction could be adversely
                              affected if the issuer cannot raise adequate revenues to
                              meet its obligations.
Money Market Funds            Specific Risks
------------------            --------------
Money Market Fund             Although each of these Funds seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it
                              will be able to do so.
National Tax-Free
 Money Market Fund

U.S. Government
 Money Market Fund

                              SUMMARY OF EXPENSES

Shareholder Fees

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

                                 Equity and          Money
                                 Allocation Income  Market    All        All
                                   Funds     Funds   Funds   Funds      Funds
                                 ---------- ------- ------- -------    -------
                                  Class A   Class A Class A Class B(3) Class C
Maximum sales charge (load)
 imposed on purchases as a
 percentage of offering price...    5.75%     4.50%    None    None       None
Maximum deferred sales charge
 (load) as a percentage of the
 lower of the NAV at purchase or
 the NAV at redemption..........     None      None    None   5.00%      1.00%

  ANNUAL FUND OPERATING EXPENSES(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                          Asset Allocation Fund    Growth Fund     Income Equity Fund        Small Cap Fund
Equity and               ----------------------- --------------- ----------------------- -----------------------
Allocation Funds         Class A Class B Class C Class A Class B Class A Class B Class C Class A Class B Class C
----------------         ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Management Fees.........   .80     .80     .80     .75     .75     .75     .75     .75     .90     .90     .90
Distribution (12b-1)
 Fees...................   .00     .75     .75     .00     .75     .00     .75     .75     .00     .75     .75
Other Expenses(1).......   .53     .53     .53     .53     .53     .53     .53     .53     .53     .53     .53
                          ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Total Annual Fund
 Operating Expenses.....  1.33    2.08    2.08    1.28    2.03    1.28    2.03    2.03    1.43    2.18    2.18
                          ====    ====    ====    ====    ====    ====    ====    ====    ====    ====    ====
Fee Waivers(2)..........
Net Expenses............

--------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate the waivers.

                                                                  Limited Term
                                         Intermediate Government   Government
                           Income Fund         Income Fund         Income Fund    Tax-Free Income Fund
                         --------------- ----------------------- --------------- -----------------------
Income Funds             Class A Class B Class A Class B Class C Class A Class B Class A Class B Class C
------------             ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Management Fees.........   .50     .50     .50     .50     .50     .50     .50     .40     .40     .40
Distribution (12b-1)
 Fees...................   .00     .75     .00     .75     .75     .00     .75     .00     .75     .75
Other Expenses(1).......   .53     .53     .53     .53     .53     .53     .53     .63     .63     .63
                          ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Total Annual Fund
 Operating Expenses.....  1.03    1.78    1.03    1.78    1.78    1.03    1.78    1.03    1.78    1.78
                          ====    ====    ====    ====    ====    ====    ====    ====    ====    ====
Fee Waivers(2)..........
Net Expenses............

--------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate the waivers.

                                           National
                                           Tax-Free   U.S. Government
                          Money Market   Money Market  Money Market
                              Fund           Fund          Fund
                         --------------- ------------ ---------------
Money Market Funds       Class A Class B   Class A        Class A
------------------       ------- ------- ------------ ---------------
Management Fees.........   .40     .40       .25            .35
Distribution (12b-1)
 Fees...................   .00     .75       .00            .00
Other Expenses(1).......   .53     .53       .53            .53
                           ---    ----       ---            ---
Total Annual Fund
 Operating Expenses.....   .93    1.68       .78            .88
                           ===    ====       ===            ===
Fee Waivers(2)..........
Net Expenses............

--------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate the waivers.

(3) If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. Exchange privileges are not available, and CDSCs do not apply, to Money Market Fund Class B shareholders in certain accounts.

Example of Expenses

  These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                          Asset Allocation Fund        Growth Fund         Income Equity Fund    Small Cap Fund
Equity and Allocation    ----------------------- ----------------------- ----------------------- ---------------
Funds                    Class A Class B Class C Class A Class B Class A Class B Class C Class A Class B Class C
---------------------    ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year..................
3 Years.................

                                              Intermediate        Limited Term
                                               Government          Government           Tax-Free
                           Income Fund         Income Fund         Income Fund         Income Fund
                         --------------- ----------------------- --------------- -----------------------
Income Funds             Class A Class B Class A Class B Class C Class A Class B Class A Class B Class C
------------             ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year..................
3 Years.................

                              Money Market   National Tax-Free  U.S. Government
                                  Fund       Money Market Fund Money Market Fund
                             --------------- ----------------- -----------------
Money Market Funds           Class A Class B      Class A           Class A
------------------           ------- -------      -------           -------
1 Year......................
3 Years.....................

  The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies

  What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments

  A summary of the Fund's key permitted investments and practices.

Important Risk Factors

  What are key risk factors for the Fund? They include the factors described in "General Investment Risks" together with any special risk factors for each Fund.




WORDS APPEARING IN ITALICIZED PRINT AND HIGHLIGHTED IN COLOR ARE DEFINED IN THE GLOSSARY.

                             ASSET ALLOCATION FUND

Investment Objective

  The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

Investment Policies

  We allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

Permitted Investments

  The asset classes we invest in are:

  . Stock Investments--We invest in common stocks to replicate the S&P 500
    Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index;

  . Bond Investments--We invest in U.S. Treasury Bonds to replicate the holdings of the Lehman Brothers 20+ Bond Index. Bonds in this Index have remaining maturities of twenty years or more; and

  . Money Market Investments--We invest this portion of the Fund in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

  In addition, under normal market conditions, we may invest:

  . In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;

  . In interest rate and index swaps; and

  . Up to 25% of total assets in foreign obligations qualifying as money market investments.

  We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund.

  We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

Important Risk Factors

  Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page    and the specific risks listed here. They are all
important to your investment choice.

Portfolio Management

  The Fund is managed by a team of investment professionals who, using the allocation model, jointly make allocation decisions for the Fund.

                                  GROWTH FUND

Investment Objective

  The Growth Fund seeks long-term capital appreciation.

Investment Policies

  We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth. We focus our investment strategy on larger capitalization stocks.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;

  . the majority of our total assets in issues of companies with market capitalization that falls within, but towards the higher end of, the range of the Russell 1000 Index, an index comprised of the 1,000 largest U.S. companies based on total market capitalization that is considered a mid-capitalization index. (As of March 31, 1999, this range was from $2.0 million to $452 billion. The range is expected to change frequently.);

  . up to 25% of our total assets in foreign companies through American
    Depositary Receipts and similar instruments; and

  . up to 15% of our total assets in emerging markets.

Important Risk Factors

  This Fund is primarily subject to the risks associated with equity securities, including foreign equity and mid-capitalization equity securities, described in the Common Risks section. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

  You should consider the Common Risks on page    , and the General Investment
Risks beginning on page    . They are all important to your investment choice.

Portfolio Manager

  . Kelli Hill
   Principal--Core Equity Team Leader

   Will manage the Growth Fund upon inception, and has been with Wells Fargo/Wells Capital Management ("WCM") since 1987. Ms. Hill is the Core Equity Team Leader, providing portfolio management and fundamental security analysis for the team. She has over twelve years of equity investment management experience.

                              INCOME EQUITY FUND

Investment Objective

  The Income Equity Fund seeks long-term capital appreciation and above-average dividend income.

Investment Policies

  We invest primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. We primarily emphasize investments in securities of companies with above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We consider large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in equity securities; and

  . in issues of companies with market capitalization greater than the median of the Russell 1000 Index (as of March 31, 1999, this median was approximately $3.7 billion; the median is expected to change frequently).

  We may invest in preferred stocks, convertible securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of our total assets.

Important Risk Factors

  Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks. There can be no assurance that the stocks that the advisor believes are undervalued will appreciate in value. Stocks of foreign companies selected for the Fund may be more volatile and less liquid than other securities.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page     and the specific risks listed here. They are all
important to your investment choice.

Core/Gateway Arrangement

  The Income Equity Fund is a "gateway" fund in a "core/gateway" arrangement. In this arrangement, a "gateway" fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Income Equity Fund also refer to the core portfolio.

Portfolio Managers

  . David L. Roberts, CFA

   Will manage the Income Equity Fund upon inception. Mr. Roberts joins WCM from Norwest Investment Management, Inc. ("NIM") where he had managed portfolios for NIM or its affiliates since 1972. He has over twenty-six years of investment management experience.

  . Gary J. Dunn, CFA

   Will co-manage the Income Equity Fund upon inception. Mr. Dunn joins WCM from NIM, where he had managed portfolios for NIM or its affiliates since 1979. He has approximately twenty years of investment management experience.

                                SMALL CAP FUND

Investment Objective

  The Small Cap Fund seeks long-term capital appreciation.

Investment Policies

  We actively manage a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. As of March 31, 1999, the range was $3.8 million to $8.55 billion, but it is expected to change frequently. We will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days.

  We invest in the common stocks of domestic and foreign companies we believe have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes.

Permitted Investments

  Under normal market conditions, we invest:

  . in an actively managed, broadly diversified portfolio of growth-oriented common stocks;

  . in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;

  . up to 40% of our assets in initial public offerings or recent start-ups and newer issues; and

  . no more than 25% of our assets in foreign companies through American
    Depositary Receipts or similar issues.

Important Risk Factors

  This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

  . pay low or no dividends;

  . have smaller market capitalization;

  . have less market liquidity;

  . have no or relatively short operating histories, or are new public companies or are initial public offerings whose stocks are typically more volatile than stocks of more seasoned companies;

  . have aggressive capital structures including high debt levels; or

  . are involved in rapidly growing or changing industries and/or new technologies.

  Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains. Stocks of foreign companies, whether purchased directly or through American Depositary Receipts, may be more volatile and less liquid than other comparable securities.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed here. They are all
important to your investment choice.

Portfolio Managers

  . Kenneth Lee

   Will manage the Small Cap Fund, as lead manager, upon inception, and has been with Wells Fargo/Wells Capital Management since 1993. Mr. Lee has seven years of experience in the investment industry, and has managed equity investment portfolios since 1995.

  . Thomas Zeifang, CFA

   Will co-manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1995. Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years prior to joining Wells Fargo. He has over five years of equity investment management experience.

                                  INCOME FUND

Investment Objective

  The Income Fund seeks current income and total return.

Investment Policies

  We invest in a diversified portfolio of debt and variable-rate debt securities issued by domestic and foreign issuers. We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We target average portfolio duration in a range based around the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (which is currently about 5-6 years, but is expected to change frequently). We attempt to enhance the Fund's performance by adjusting the average duration within the range to benefit from the effect of various economic factors, such as inflation, or growth cycles.

Permitted Investments

  Under normal market conditions, we invest:

  . up to 70% of our total assets in corporate debt securities such as bonds, debentures and notes, including debt securities that can be converted into or exchanged for common stocks;

  . at least 30% of our total assets in U.S. Government obligations;

  . up to 50% of our total assets in mortgage-backed securities and up to 25% of our assets in asset-backed securities; and

  . at least 80% of our total assets in investment-grade debt securities. The
    Fund may invest up to 20% of its total assets in below investment-grade debt securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by us to be of comparable quality.

  We may also invest in zero coupon securities and enter into dollar roll transactions. We invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

Important Risk Factors

  Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can lower the rate of return on the portfolio. The Income Fund may invest in lower rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher rated securities.

  You should consider the Common Risks on page    , and the General Investment
Risks beginning on page    . They are all important to your investment choice.

Portfolio Manager

  . Marjorie H. Grace, CFA

   Will manage the Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

                      INTERMEDIATE GOVERNMENT INCOME FUND

Investment Objective

  The Intermediate Government Income Fund seeks current income, consistent with safety of principal.

Investment Policies

  We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We target the average portfolio duration in a range based on the average duration of 5-year U.S. Treasury securities. As a result, the dollar-weighted average maturity of the Fund, which was approximately 6.4 years as of May 1, 1999, generally ranges from four to eight years. We emphasize the use of intermediate maturity securities to manage interest rate risk and use mortgage-backed securities to enhance yield.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in U.S. Government obligations;

  . up to 50% of our total assets in mortgage-backed securities, and up to 25% of our total assets in asset-backed securities; and

  . up to 10% of our total assets in zero coupon securities.

  As part of our mortgage-backed securities investments, we may enter into dollar rolls. We may not invest more than 25% of our total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

  We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRRO or, if unrated, are determined by us to be of comparable quality.

Important Risk Factors

  Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Zero coupon securities are sensitive to changes in interest rates, and tend to lose value in a rising interest rate environment. Zero coupon securities also generate ordinary income, which must be distributed to shareholders, even when they do not generate funds to pay such distributions.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed here. They are all
important to your investment choice.

Portfolio Managers

  . Marjorie H. Grace, CFA

   Will manage the Intermediate Government Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

                   LIMITED TERM GOVERNMENT INCOME FUND

Investment Objective

  The Limited Term Government Income Fund seeks current income, while preserving capital.

Investment Policies

  We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

  . in investment grade corporate debt securities including asset-backed securities;

  . no more than 5% of our total assets in securities downgraded below investment-grade after we acquired them;

  . up to 25% of assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

  . in stripped Treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations ("CMOs").

Important Risk Factors

  Mortgage- and asset-backed securities and CMOs may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities and CMOs are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and or interest on these securities.

  Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed above. They are all
important to your investment choice.

Portfolio Managers

  . Paul C. Single
   Principal

   Will manage the Limited Term Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1989. Mr. Single has over 16 years of investment management experience.

  . Jacqueline A. Flippin
   Principal

   Will co-manage the Limited Term Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1998. Before joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan & Company, an investment advisor, since 1994. Ms. Flippin has over ten years of investment management experience.

                             TAX-FREE INCOME FUND

Investment Objective

  The Tax-Free Income Fund seeks current income exempt from federal income taxes.

Investment Policies

  We invest primarily in a portfolio of investment grade municipal securities. We invest at least 80% of our total assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 80% of our total assets in municipal obligations that pay interest exempt from federal income tax;

  . up to 20% of our total assets in securities whose income is subject to the federal AMT; and

  . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

  The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's net asset value.

Important Risk Factors

  Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed above. They are all
important to your investment choice.

Portfolio Manager

  . William T. Jackson, CFA

   Will manage the Tax-Free Income Fund upon inception. Mr. Jackson joins WCM from NIM, where he was Managing Director of Tax-Exempt Fixed-Income investing. He had managed portfolios for NIM or its affiliates since 1993. He has over fourteen years of investment management experience.

                               MONEY MARKET FUND

Investment Objective

  The Money Market Fund seeks high current income, while preserving capital and liquidity.

Investment Policies

  We actively manage a portfolio of U.S. dollar-denominated high-quality money market instruments, including debt obligations with remaining maturities of 397 days or less. We maintain an overall dollar-weighted average maturity of 90 days or less. We may also make certain other investments including, for example, repurchase agreements.

Permitted Investments

  Under normal market conditions, we invest in:

  . commercial paper rated at the date of purchase as "P-1" by Moody's or "A-
    1+" or "A-1" by S&P;

  . negotiable certificates of deposit and banker's acceptances;

  . repurchase agreements;

  . U.S. Government obligations;

  . short-term, U.S. dollar-denominated debt obligations of U.S. branches of foreign banks and foreign branches of U.S. banks;

  . municipal obligations; and

  . shares of other money market funds.

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed above. They are all
important to your investment choice.

  Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Investing in shares of other money market funds will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

                   NATIONAL TAX-FREE MONEY MARKET FUND

Investment Objective

  The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

Investment Policies

  We invest 100% of our assets in short-term municipal instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We normally will invest at least 80% of our total assets in federally tax-exempt instruments, and up to 20% of our total assets in securities that pay interest income subject to the federal AMT.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 80% of our assets in federally tax-exempt instruments;

  . up to 20% of our assets in instruments whose income may be subject to the federal AMT; and

  . up to 35% of our assets in issuers located in a single state.

  We may invest more than 25% of our total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

  Please remember that some securities in the portfolio may be subject to the federal alternative minimum tax.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed above. They are all
important to your investment choice.

                       U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

  The U.S. Government Money Market Fund seeks high current income, while preserving capital and liquidity.

Investment Policies

  We actively manage a portfolio composed principally of U.S. Government obligations, or repurchase agreements collateralized by such obligations. We buy obligations with remaining maturities of 397 days or less.

Permitted Investments

  Under normal market conditions, we invest substantially all of our assets:

  . in U.S. Government obligations; and

  . in repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

  You should consider the Common Risks on page    , the General Investment
Risks beginning on page    , and the specific risks listed above. They are all
important to your investment choice.

                         GENERAL INVESTMENT RISKS

  Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are
identified in the Summary of Important Risks on page    . Other risks of
mutual fund investing include the following:

  . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

  . We cannot guarantee that we will meet our investment objectives.

  . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

  . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments.

  . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

  . An investment in a single Fund, by itself, does not constitute a complete investment plan.

  . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

  . The Funds may use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

  . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. Except with respect to the Money Market Funds, to the extent a Fund's assets are so invested, they may cause a Fund not to achieve its investment objective. This practice is expected to have limited, if any, effect on the Fund's pursuit of their objectives over the long term.

  . The Asset Allocation Fund and the taxable income funds invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities that are subject to increased interest-rate and credit risk.

  . The market value of lower-rated debt securities and unrated securities of comparable quality that the Income Fund may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

  Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

  What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

  Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

  Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

  Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

  Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

  Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

  Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

  Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

  Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

  Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

  Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

  Prepayment Risk--The risk that consumers will accelerate or extend their prepayment of mortgage loans or other receivables, which can shorten or lengthen the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

  Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

  Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

  The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

These Investment Practices and Risks are Common to all the Funds:

 Investment Practice                                          Risk
 -------------------                                          ----
 Floating and Variable Rate Debt
 Instruments with interest rates that are adjusted either on  Interest Rate and
 a schedule or when an index or benchmark changes.            Credit Risk

 Repurchase Agreements
 A transaction in which the seller of a security agrees to    Credit and
 buy back a security at an agreed upon time and price,        Counter-Party Risk
 usually with interest.

 Other Mutual Funds
 The temporary investment in shares of another mutual fund. A Market Risk pro rata portion of the other fund's expenses, in addition to the expenses paid by the Funds, will be borne by Fund shareholders.

 Foreign Securities
 Securities issued by a non-U.S. company or debt of a foreign Information, Political, government in the form of an American Depositary Receipt or  Regulatory, Diplomatic,
 similar instrument.                                          Liquidity and Currency Risk

 Privately Issued Securities
 Securities that are not publicly traded but which may or may Liquidity Risk not be resold in accordance with Rule 144A of the Securities
 Act of 1933.

 Loans of Portfolio Securities
 The practice of loaning securities to brokers, dealers and   Credit, Counter-Party
 financial institutions to increase return on those           and Leverage Risk
 securities. Loans may be made up to 1940 Act limits
 (currently 33 1/3% of total assets).

 Borrowing Policies
 The ability to borrow from banks for temporary purposes to   Leverage Risk
 meet shareholder redemptions.

 Illiquid Securities
 A security that cannot be readily sold, or cannot be readily Liquidity Risk sold without negatively affecting its fair price. Limited to 15% of total assets (10% for money market funds).

These Investment Practices and Risks are Common to the Equity and Allocation
Funds:

 Investment Practice                                            Risk
 -------------------                                            ----
 Options
 The right or obligation to receive or deliver a security or    Credit, Information
 cash payment depending on the security's price or the          and Liquidity Risk
 performance of an index or benchmark. Types of options used may include: options on securities, options on a stock index, stock index futures and options on stock index futures to
 protect liquidity and portfolio value.

These Investment Practices and Risks are Common to the Income Funds:

 Investment Practice                                            Risk
 -------------------                                            ----
 Forward Commitments, When-Issued Securities Delayed Delivery
 Transactions
 Securities bought or sold for delivery at a later date or      Interest Rate,
 bought or sold for a fixed price at a fixed date.              Leverage, Credit and
                                                                Experience Risk

 Mortgage- and Asset-Backed Securities
 Securities consisting of an undivided fractional interests in  Interest Rate,
 pools of consumer loans, such as mortgage loans, car loans,    Credit, Prepayment and
 credit card debt, or receivables held in trust.                Experience Risk

 High Yield Securities
 Debt securities of lower quality that produce generally        Interest Rate and
 higher rates of return. These securities, also known as "junk  Credit Risk bonds," tend to be more sensitive to economic conditions and during sustained periods of rising interest rates, may
 experience interest and/or principal defaults.

 Stripped Obligations
 Securities that give ownership to either future payments of    Interest Rate Risk
 interest or a future payment of principal, but not both.
 These securities tend to have greater interest rate
 sensitivity than conventional debt obligations.

 Loan Participations
 Debt obligations that represent a portion of a larger loan     Credit Risk
 made by a bank. Generally sold without guarantee or recourse, some participations sell at a discount because of the
 borrower's credit problems.

                   ORGANIZATION AND MANAGEMENT OF THE FUNDS

  A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

  Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

  The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The
Table on page    identifies the expected accounting survivors.

  In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

                               BOARD OF TRUSTEES
                               -----------------
                       Supervises the Funds' activities

      INVESTMENT ADVISOR                                CUSTODIANS
      ------------------                                ----------
   Wells Fargo Bank, N.A.              Norwest Bank Minnesota, N.A.
   525 Market St., San Francisco, CA   6th St. & Marquette, Minneapolis, MN
                                       (All Funds except Asset Allocation Fund)
                                       Barclays Global Investors, N.A.
                                       45 Fremont St., San Francisco, CA
                                       (Asset Allocation Fund only)
   Manages the Funds' investment
    activities                         Provide safekeeping for the Funds' assets

                            INVESTMENT SUB-ADVISORS
                            -----------------------

   Wells Capital Management, Inc.      Barclays Global Fund Advisors
   525 Market Street                   45 Fremont Street
   San Francisco, CA                   San Francisco, CA
   (All Funds except Asset Allocation  (Asset Allocation Fund only)
   Fund)

                                                                         SHAREHOLDER
DISTRIBUTOR             ADMINISTRATOR FOR        TRANSFER AGENT          SERVICING AGENTS
-----------             -----------------        --------------          ----------------
Stephens Inc.           Wells Fargo Bank, N.A.   BFDS                    Various Agents
111 Center St.          525 Market St.           Two Heritage Drive
Little Rock, AR         San Francisco, CA        Quincy, MA
Markets the Funds and   Manages the Funds'       Maintains records of    Provide services to
distributes shares      business activities      shares and supervises   customers
                                                 the paying of
                                                 dividends

                FINANCIAL SERVICES FIRMS AND SELLING AGENTS
                -------------------------------------------

        Advise current and prospective shareholders on their Fund investments

                                 SHAREHOLDERS
                                 ------------

The Investment Advisor

  Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 1999, Wells Fargo Bank and its affiliates provided advisory services for over [$63] billion in assets.

  For providing these services, Wells Fargo Bank is entitled to receive the following fees:

   Equity and Allocation Funds
   ---------------------------
   Asset Allocation Fund.................................................... .80
   Growth Fund.............................................................. .75
   Income Equity Fund....................................................... .75
   Small Cap Fund........................................................... .90
   Income Funds
   ------------
   Income Fund.............................................................. .50
   Intermediate Government Income Fund...................................... .50
   Limited Term Government Income Fund...................................... .50
   Tax-Free Income Fund..................................................... .40
   Money Market Funds
   ------------------
   Money Market Fund........................................................ .40
   National Tax-Free Money Market Fund...................................... .25
   U.S. Government Money Market Fund........................................ .35

The Sub-Advisors

  Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for the Growth, Small Cap, Limited Term Government Income and Money Market Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of March 31, 1999, WCM provided advisory services for over [$32] billion in assets.

  Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of March 31, 1999, BGFA provided investment advisory services for [$575] billion in assets.

The Administrator

  Wells Fargo Bank provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

Shareholder Servicing Plan

  We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays shareholder servicing agents up to 0.25% of its average annual net assets.

A Choice of Share Classes

  After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

  . Class A Shares--with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

  . Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

  . Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

  The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

  You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

  Class C shares are available for the Asset Allocation, Income Equity, Small Cap, Intermediate Government Income and Tax-Free Income Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

  Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

  If you choose to buy Class A shares, you will pay the Public Offering Price
(POP) which is the Net Asset Value (NAV) plus the applicable sales charge. The money market funds listed in this prospectus do not impose sales charges on the purchase of Class A shares. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

Class A Shares of the Equity and Allocation Funds Listed in this Prospectus have the Following Sales Charge Schedule:

                                                      Front-End
                                                        Sales        Dealer
                                      Front-End Sales Charge as   Allowance as
                                      Charge as % of     % of         % of
                                      Public Offering Net Amount Public Offering
   Amount of Purchase                      Price        Invest        Price
   ------------------                 --------------- ---------- ---------------
   Less than $50,000.................      5.75%         6.10%        5.00%
   $50,000 to $99,999................      4.75%         4.99%        4.00%
   $100,000 to $249,999..............      3.75%         3.90%        3.00%
   $250,000 to $499,999..............      2.75%         2.83%        2.25%
   $500,000 to $999,999..............      2.00%         2.04%        1.75%
   $1,000,000 and over(1)............      0.00%         0.00%        1.00%

--------
(1) We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class A Shares of the Equity and Allocation Funds Listed in this Prospectus have the Following Sales Charge Schedule:

                                                      Front-End
                                                        Sales        Dealer
                                      Front-End Sales Charge as   Allowance as
                                      Charge as % of     % of         % of
                                      Public Offering Net Amount Public Offering
   Amount of Purchase                      Price        Invest        Price
   ------------------                 --------------- ---------- ---------------
   Less than $50,000.................      4.50%         4.71%        4.00%
   $50,000 to $99,999................      4.00%         4.17%        3.50%
   $100,000 to $249,999..............      3.50%         3.63%        3.00%
   $250,000 to $499,999..............      2.50%         2.56%        2.25%
   $500,000 to $999,999..............      2.00%         2.04%        1.75%
   $1,000,000 and over(1)............      0.00%         0.00%        1.00%

--------
(1) We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.



Class B Share CDSC Schedule

  If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

Class B Shares Listed in this Prospectus have the Following Sales Charge
Schedule:

Redemption    1
within      Year  2 Years 3 Years 4 Years 5 Years 6 Years 7 Years
----------  ----- ------- ------- ------- ------- ------- -------
            5.00%  4.00%   3.00%   3.00%   2.00%   1.00%   0.00%

  The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

  We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

  Class B shares received in the reorganization of the Stagecoach Funds are subject to the above CDSC schedule based on the purchase date(s) of the Stagecoach shares, and such shares convert to Class A shares automatically after six years.

  Class B shares exchanged by shareholders of former Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC Schedule for these shares is below:

Redemption within                 1 Year 2 Years 3 Years 4 Years 5 Years 6 Years
-----------------                 ------ ------- ------- ------- ------- -------
CDSC.............................  3.00%  2.00%   1.00%   1.00%   0.00%   0.00%

  Class B shares received in the reorganization of the Norwest Advantage Funds are subject to the following sales charge schedules on the exchanged shares:

Norwest Advantage Equity Funds

Redemption
within      Year 2 Years 3 Years 4 Years 5 Years 6 Years 7 Years 8 Years
----------  ---- ------- ------- ------- ------- ------- ------- --------
            4.0%   3.0%    3.0%    2.0%    2.0%    1.0%    0.0%  A Shares

Norwest Advantage Income Funds

Redemption
within      Year 2 Years 3 Years 4 Years 5 Years 6 Years 7 Years
----------  ---- ------- ------- ------- ------- ------- --------
            3.0%   2.0%    2.0%    1.0%    0.0%    0.0%  A Shares

  The above-described schedules for shares of the former Stagecoach Funds and Norwest Advantage Funds do not apply for any new shares purchased. If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain these CDSC schedules on your exchanged shares. Additional shares purchased will age at the higher CDSC schedule.

Class C Share CDSC Schedule

  If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

  The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

  We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

Reduced Sales Charges

  Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions:

  . You pay no sales charges on Fund shares you buy with reinvested distributions.

  . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

  . By signing a Letter of Intent (LOI), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  . Rights of Accumulation (ROA) allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

  . If you are reinvesting the proceeds of a Wells Fargo Fund redemption for shares on which you have already paid a front-end sales charge, you have 120 days to reinvest the proceeds of that redemption with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher front-end sales charge, you will have to pay the difference between the lower and higher charge.

  . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

  If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

  You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

  . a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate;

  . a trustee or fiduciary purchasing for a single fiduciary relationship; or

  . the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940 ("1940 Act")), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

How a Letter of Intent Can Save You Money!

  If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only a 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $50,000, then 4.75% on the next $49,999!

Class B and Class C Share CDSC Reductions:

  . You pay no CDSC on Funds shares you purchase with reinvested distributions.

  . We waive the CDSC for all redemptions made because of scheduled or mandatory distributions for certain retirement plans. (See your retirement plan disclosure for details.)

  . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

  . We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.

  . We waive Class C share CDSC for certain types of accounts.

  For Class B shares purchased outside of an IRA or other qualified plan after May 18, 1999 for former Norwest Advantage Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and after September 17, 1999 for all other shareholders, no CDSC is imposed on withdrawals that occur under the following circumstances:

  . Withdrawals are made by participating in the Systematic Withdrawal Plan;

  . Withdrawals may not exceed 10% of your fund assets annually based on your anniversary date in the Systematic Withdrawal Plan; and

  . You must participate in the dividend and capital gain reinvestment program.

Waiver for Certain Parties

  If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher on-going expenses. The following people can buy Class A shares at NAV:

  . Current and retired employees, directors and officers of:

    . Wells Fargo Funds and its affiliates;

    . Wells Fargo Bank, Norwest Bank and their affiliates;

    . Stephens and its affiliates; and

    . Broker-Dealers who act as selling agents.

  . The spouses of any of the above, as well as the grandparents, parents, siblings, children, grandchildren, aunts, uncles, nieces, nephews, fathers-in-law, mothers-in-law, brothers-in-law and sisters-in-law of either the spouse or the current or retired employee, director or officer.

  You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan

  We have adopted a Distribution Plan pursuant to Rule 12b-1 for the Class B and Class C shares each class of the Funds. The plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan.

  The fees paid under these plans are as follows:

   Fund                                                          Class B Class C
   ----                                                          ------- -------
   Asset Allocation Fund........................................  .75%    .75%
   Growth Fund..................................................  .75%     N/A
   Income Equity Fund...........................................  .75%    .75%
   Small Cap Fund...............................................  .75%    .75%
   Income Fund..................................................  .75%     N/A
   Intermediate Government Income Fund..........................  .75%    .75%
   Limited Term Government Income Fund..........................  .75%     N/A
   Tax-Free Income Fund.........................................  .75%    .75%
   Money Market Fund............................................  .75%     N/A
   National Tax-Free Money Market Fund..........................   N/A     N/A
   U.S. Government Money Market Fund............................   N/A     N/A

  These fees are paid out of the Funds' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Exchanges

  Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  . You should carefully read the Prospectus for the Fund into which you wish to exchange.

  . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

  . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

  . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

  . Exchanges between Class B shares, between Class C shares or between either Class B or Class C shares and a Wells Fargo money market fund will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

  . Exchanges from any share class to a money market fund can only be reexchanged for the original share class.

  . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

  . You may make exchanges between like share classes. You may also exchange from Class A, Class B or Class C shares and non-institutional class shares to a non-institutional money market fund.

  . Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

                                 YOUR ACCOUNT

  This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:

  . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

  . We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each non-money market Fund's assets are generally valued at current market prices. Each money market Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

  . We process requests to buy or sell shares of the non-money market funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). The Money Market Fund calculates NAV at 12:00 noon (Pacific time)/2:00 p.m. (Central time), and the other money market funds calculate NAV at 2:00 p.m. (Pacific time)/4:00 p.m. (central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.

  . The non-money market Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

  . The money market Funds are open for business each day Wells Fargo Bank is open for business and are closed generally on federal bank holidays.

You Can Buy Fund Shares:

  . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Trust application with proper payment);

  . Through a brokerage account with an approved selling agent; or

  . Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments:

  . $1,000 per Fund minimum initial investment(1); or

  . $100 per Fund if you use the Systematic Purchase Program; and

  . $100 per Fund for all investments after your first.

--------
(1) Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.

  We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Buy Shares

  The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

By Mail

If you are buying shares for the first time:

  . Complete a Wells Fargo Funds application. Be sure to indicate the Fund name and the share class into which you intend to invest. Failure to complete an application properly may result in a delay in processing your request.

  . Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Growth Fund, Class B."

  . You may start your account with $100 if you elect the Systematic Purchase
    Plan option on the application.

                               Mail to:

                               Wells Fargo Funds Trust

                               PO Box 8266

                               Boston, MA 02266-8266

If you are buying additional shares:

  . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

  . Enclose the payment stub/card from your statement if available.

                               Mail to:

                               Wells Fargo Funds Trust

                               PO Box 8266

                               Boston, MA 02266-8266

By Wire

If you are buying shares for the first time:

  . If you do not currently have an account, complete a Wells Fargo Funds application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

  . Mail the completed application.

  . You may also fax the completed application (with original to follow). You must first call BFDS at 1-800-222-8222 to notify them of an incoming wire trade.

                               Mail application to:

                               Wells Fargo Funds Trust
                               c/o BFDS
                               PO Box
                               Quincy, MA 02171

                               or Fax application to:

                               1-617-483-5765

                               Wire money to:

                               Wells Fargo Funds Trust

                               c/o State Street Bank & Trust

                               Boston, MA

                               Bank Routing Number:

                               ABA 011000028

                               Wire Purchase Account Number:

                               9905-437-1

                               Attention:

                               Wells Fargo Funds

                               (Name of Fund and Share Class)

                               Account Name:

                               (Registration Name Indicated on Application)

If you are buying additional shares:

  . Instruct your wiring bank to transmit at least $100 according to the instructions given to the right. Be sure to have the wiring bank include your current account number and the name your account is registered in.

                               Wire money to:

                               Wells Fargo Funds Trust

                               c/o State Street Bank & Trust

                               Boston, MA

                               Bank Routing Number:

                               ABA 011000028

                               Wire Purchase Account Number:

                               9905-437-1

                               Attention:

                               Wells Fargo Funds
                               (Name of Fund and Share Class)

                               Account Name:

                               (Registration Name Indicated on Application)

By Phone

If you are buying shares for the first time:

  . You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Trust Account.

  . Call Investor Services and instruct the representative to either:

    . transfer at least $1,000 from a linked settlement account, or

    . exchange at least $1,000 worth of shares from an existing Wells Fargo
      Fund. Please see "Exchanges" for special rules.

                               Call:

                               1-800-222-8222

If you are buying additional shares:

  . Call Investor Services and instruct the representative to either:

    . transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from another Wells Fargo Fund.

                               Call:

                               1-800-222-8222

Selling Shares:

  The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

By Mail

If you are selling shares for the first time:

  . Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

  . Make sure all the account owners sign the request.

  . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

  . Signature Guarantees are required for mailed redemption requests over $5,000. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

                               Mail to:

                               Wells Fargo Funds Trust

                               PO Box 8266

                               Boston, MA 02266-8266

By Phone

  . Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

  . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

  . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

  . Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.

  . Phone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

  . Telephone requests are not accepted if the address on your account was changed by phone in the last 15 days.

                               Call:

                               1-800-222-8222

General Notes for Selling Shares

  We determine the NAV of non-money market funds each day as of the close of regular trading on the NYSE, which is generally 1:00 PM (Pacific time)/3:00 P.M. (Central time). We determine the NAV of the Money Market Fund at 12:00 noon (Pacific time)/2:00 P.M. (Central time) and we determine the NAV of the other money market funds each day as of 2:00 P.M. (Pacific time)/ 4:00 P.M. (Central time). If any of the markets for the Funds close early, the Funds may close early, and may value their shares at earlier times under these circumstances.

  Your redemptions are net of any applicable CDSC.

  We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

  If your purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.

  We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

  Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

Additional Services and Other Information

Automatic Programs:

  These programs help you conveniently purchase and/or redeem shares each month. Call Investor Services 1-800-222-8222 for more information.

  . Systematic Purchase Plan--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, specify an amount of at least $100, and tell us the day of the month you would like the money invested. If you do not specify a date, we will transfer the money and invest in shares of the Fund you select on or about the 25th day of the month.

  . Systematic Exchange Plan--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100, and the exchange will take place on or about the 25th of each month. See the "Exchanges" section of this prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

  . Systematic Withdrawal Plan--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100 and we will sell your shares equal to that amount on or about the 25th of each month. To participate in this program, you:

    . must have a Fund account value at $10,000 or more;

    . must have your distributions reinvested; and

    . may not simultaneously participate in the Systematic Purchase Plan.

  It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We automatically cancel your program if the linked bank account your specified is closed.

Dividend and Capital Gain Distributions Options

  The Funds in this Prospectus pay dividends periodically and make capital gains distributions annually. The equity funds, except the Small Cap Fund, pay any dividends quarterly. The Small Cap Fund pays any dividends annually. The income and money market funds pay any dividends monthly.

  We offer the following distribution options:

  . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.

  . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

Two Things To Keep in Mind About Distributions

  Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes

  The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

  Dividends distributed from the Tax-Free Income Fund and Municipal Money Market Fund attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will pass on to you any net capital gain (generally the excess of net long- term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

  In general, all distributions will be taxable to you when paid even if they are paid in additional Fund shares. However, distributions declared in October, November and December are distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

  If you buy shares of a Fund shortly before any distribution, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment is and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

  Except in the case of Money Market Funds, your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. As long as a Money Market Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of such Fund shares.

  Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may also be subject to backup withholding at a 13% rate on distributions from and redemption proceeds paid by a Fund.

                             TABLE OF PREDECESSORS

  The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

  The chart below indicates the Stagecoach and Norwest Advantage portfolios that are expected to be the accounting survivors.

   Wells Fargo Funds Trust             Accounting Survivor
   -----------------------             -------------------

   Equity and Allocation Funds
    Asset Allocation Fund              Stagecoach Asset Allocation Fund
    Growth Fund                        Stagecoach Growth Fund
    Income Equity Fund                 Norwest Advantage Income Equity Fund
    Small Cap Fund                     Stagecoach Small Cap Fund

   Income Funds
    Income Fund                        Norwest Advantage Income Fund
    Intermediate Government            Norwest Advantage Intermediate Government
     Income Fund                        Income Fund
    Limited Term Government            Stagecoach Short-Intermediate U.S. Government
     Income Fund                        Income Fund
    Tax-Free Income Fund               Norwest Advantage Tax-Free Income Fund

   Money Market Funds
    Money Market Fund                  Stagecoach Money Market Fund
    National Tax-Free Money            Norwest Advantage Municipal Money
     Market Fund                        Market Fund
    U.S. Government Money Market Fund  Norwest Advantage U.S. Government Fund

                                   GLOSSARY

  We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH

  Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRS")

  Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report
  A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities

  Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade

  Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day

  Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth

  The increase in the value of a security. See also "total return."

Capitalization

  When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure

  Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Collateralized Mortgage Obligation ("CMOs")

  Securities collateralized by portfolios of mortgage pass-through securities. CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Commercial Paper

  Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities

  Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income

  Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities

  Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

  Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

  Dividends and/or capital gains paid by a Fund on its shares.

Diversified

  A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated

  Securities issued by foreign banks, companies or governments in U.S.
dollars.

Dollar Rolls

  Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Duration

  A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

  The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC

  FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA

  FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA

  GNMA securities, commonly known as "Ginnie Maes," are mortgage pass-through securities issued by the Government National Mortgage Association and guaranteed by the U.S. Government.

Hedge

  Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security

  A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering

  The first time a company's stock is offered for sale to the public.

Investment-Grade Debt

  A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Lehman Brothers 20+ Bond Index

  An unmanaged index composed of U.S. Treasury bonds with 20 years or longer dates-to-maturity.

Liquidity

  The ability to readily sell a security at a fair price.

Money Market Instruments

  High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's

  A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)

  A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

  The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options

  An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital

  The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability

  The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)

  The NAV with the sales load added.

Price-to-Earnings Ratio

  The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement

  An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index

  An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations maintained by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index

  An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations maintained by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent

  A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent

  Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

  A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index

  Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information

  A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities

  Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number

  Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

  The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio

  The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued

  Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

  Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy

  A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants

  The right to buy a stock at a set price for a set time.

Weighted-Average Maturity

  The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Bonds

  Bonds that make no periodic interest payments and which are usually sold at a discount to their face value. Zero coupon bonds are subject to interest rate and credit risk.

                            WELLS FARGO FUNDS TRUST

  You may wish to review the following document:

  A Statement of Additional Information supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

  This document is available free of charge:

  Call 1-800-222-8222, or
  Write to: Wells Fargo Funds Trust
  PO Box 7066
  San Francisco, CA 94120-7066

  Visit the SEC's web site: http://www.sec.gov, or

  Request copies for a fee by writing to:

  SEC Public Reference Room, Washington, DC 20549-6009
  (call: 1-800-SEC-0330 for details)

                            Wells Fargo Funds Trust

                                  PROSPECTUS

                             Asset Allocation Fund
                                  Growth Fund
                              Income Equity Fund
                                Small Cap Fund
                                  Income Fund
                      Intermediate Government Income Fund

                   Limited Term Government Income Fund
                             Tax-Free Income Fund

                    Cash Investment Money Market Fund

                     National Tax-Free Institutional
                               Money Market Fund

              Treasury Plus Institutional Money Market Fund
                       U.S. Government Money Market Fund

                     Service Class and Institutional Class

Please read this prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OF WELLS FARGO BANK, N.A. ("WELLS FARGO BANK"), OR ANY OF ITS AFFILIATES. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               May 25, 1999

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
OVERVIEW
  This section contains important summary information about the Funds.
  Objectives and Principal Strategies.....................................   3
  Important Risks.........................................................   5
  Summary of Expenses.....................................................   7
THE FUNDS
  This section contains important information about the individual Funds.
  Asset Allocation Fund...................................................  11
  Growth Fund.............................................................  12
  Income Equity Fund......................................................  13
  Small Cap Fund..........................................................  14
  Income Fund.............................................................  15
  Intermediate Government Income Fund.....................................  16
  Limited Term Government Income Fund ....................................  17
  Tax-Free Income Fund....................................................  18
  Cash Investment Money Market Fund.......................................  19
  National Tax-Free Institutional Money Market Fund.......................  20
  Treasury Plus Institutional Money Market Fund...........................  20
  U.S. Government Money Market Fund.......................................  21
  General Investment Risks................................................  22
  Organization and Management of the Funds................................  27
YOUR INVESTMENT
  Turn to this section for information on your investments including how to buy and sell Fund shares.
  Your Account............................................................  29
  How to Buy Shares.......................................................  30
  How to Sell Shares......................................................  30
  Exchanges...............................................................  31
  Other Information.......................................................  32
  Table of Predecessors...................................................  33
GLOSSARY..................................................................  34

                           WELLS FARGO FUNDS OVERVIEW

 Equity and
 Allocation Funds     Objective              Principal Strategy
 ----------------     ---------              ------------------
 Asset Allocation     Seeks long-term total  We allocate and reallocate assets
  Fund                return, consistent     among common stocks, U.S. Treasury
                      with reasonable risk.  bonds and money market
                                             instruments. We invest in asset
                                             classes that we believe are under-
                                             valued in order to achieve better
                                             long-term, risk-adjusted returns.
 Growth Fund          Seeks long-term        We invest in equity securities of
                      capital appreciation.  domestic and foreign companies
                                             whose market capitalization falls
                                             within the range of the Russell
                                             1000 Index, which is considered a
                                             mid- to large-capitalization
                                             index. We buy stocks of companies
                                             that have a strong earnings growth
                                             trend and above-average prospects
                                             for future growth, or that we
                                             believe are undervalued.
 Income Equity Fund   Seeks long-term        We invest in the common stocks of
                      capital appreciation   large, high quality domestic
                      and above-average      companies with above-average
                      dividend income.       return potential and above-average
                                             dividend income. We consider
                                             "large" companies to be those
                                             whose market capitalization is
                                             greater than the median of the
                                             companies in the Russell 1000
                                             Index, which is considered a mid-
                                             to large-capitalization index.
 Small Cap Fund       Seeks long-term        We invest in equity securities of
                      capital appreciation.  domestic and foreign companies
                                             whose market capitalization falls
                                             within the range of the Russell
                                             2000 Index, which is considered a
                                             small capitalization index. We buy
                                             stocks that we believe have above-
                                             average prospects for capital
                                             growth, or that may be involved in
                                             new or innovative products,
                                             services and processes.

                           WELLS FARGO FUNDS OVERVIEW

 Taxable Income Funds Objective              Principal Strategy
 -------------------- ---------              ------------------
 Income Fund          Seeks current income   We invest in corporate, mortgage-
                      and total return.      backed, asset-backed, and U.S.
                                             Government debt securities
                                             primarily of investment-grade
                                             quality or better. We maintain the
                                             average dollar-weighted maturity
                                             of the portfolio between 3 and 15
                                             years, and apply fundamental
                                             economic, credit and market
                                             analysis to increase portfolio
                                             performance.
 Intermediate         Seeks current income,  We invest in investment-grade,
  Government Income   consistent with        intermediate-term (3-10 years)
  Fund                safety of principal.   U.S. Government securities, and
                                             also in certain debt securities
                                             that are not U.S. Government
                                             securities. We invest up to 50% of
                                             our assets in mortgage-backed
                                             securities, and up to 25% of our
                                             assets in other asset-backed
                                             securities.
 Limited Term         Seeks current income   We invest in investment-grade,
  Government Income   and safety of          short-term (1-5 years).
  Fund                capital.
   Tax-Free Income
        Funds         Objective              Principal Strategy
   ---------------    ---------              ------------------
 Tax-Free Income Fund Seeks current income   We invest in investment-grade
                      exempt from federal    municipal securities with average
                      income taxes.          maturities of 10-20 years and with
                                             interest that is exempt from
                                             federal income taxes, though some
                                             of our holdings may be subject to
                                             the alternative minimum tax
                                             ("AMT").
 Money Market Funds   Objective              Principal Strategy
 ------------------   ---------              ------------------
 Cash Investment      Seeks high current     We invest in high-quality, short-
  Money Market Fund   income, preservation   term money market instruments.
                      of capital and
                      liquidity.
 National Tax-Free    Seeks high current     We invest in high-quality, short-
  Institutional Money income exempt from     term federally tax-exempt
  Market Fund         federal income taxes,  instruments, whose income may be
                      while preserving       subject to the federal AMT. We may
                      capital and            invest up to 35% of the Fund's
                      liquidity.             assets in issuers in a single
                                             state.
 Treasury Plus        Seeks current income   We invest in obligations issued or
  Institutional Money and stability of       guaranteed by the U.S. Treasury,
  Market Fund         principal.             and in notes, bonds and repurchase
                                             agreements which are
                                             collateralized or secured by
                                             Treasury obligations.
 U.S. Government      Seeks high current     We invest in high-quality, short-
  Money Market Fund   income, while          term U.S. Government obligations
                      preserving capital     and in repurchase agreements
                      and liquidity.         collateralized by such
                                             obligations.

                                IMPORTANT RISKS

  This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in the individual Fund Descriptions later in this Prospectus and under General Investment Risks
beginning on page   . An investment in a Fund is not a deposit of Wells Fargo
Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Common Risks for the Funds

  Equity Securities. The equity and allocation funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

  Debt Securities. The Asset Allocation Fund, the income funds, and money market funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. The equity funds may invest some of their assets in debt securities.

 Equity and Allocation Funds   Specific Risks
 ---------------------------   --------------
These Funds are primarily subject to the equity securities risks described in the Common Risks section above. The Asset Allocation Fund is also subject to the debt securities risks described above.

 Asset Allocation Fund         This Fund uses an investment model that seeks
                               undervalued asset classes. There is no guarantee
                               that the model will make accurate determinations
                               or that an asset class we believe is undervalued
                               will perform as expected.
 Growth Fund                   The advisor selects growth stocks based on
                               prospects for future earnings, which may not
                               grow as expected. In addition, at times, the
                               overall market or the market for value stocks
                               may outperform growth stocks.
 Income Equity Fund            Stocks selected for their high dividend income
                               may be more sensitive to interest rate changes
                               than other stocks. This Fund is primarily
                               subject to the equity Risks section, above.

 Equity and Allocation Funds   Specific Risks
 ---------------------------   --------------
 Small Cap Fund                This Fund may invest in companies that pay low
                               or no dividends, have smaller market
                               capitalizations, have less market liquidity,
                               have no or relatively short operating histories,
                               or are newly public companies. Some of these
                               companies have aggressive capital structures,
                               including high debt levels, or are involved in
                               rapidly growing or changing industries and/or
                               new technologies. Because the Fund may invest in
                               such aggressive securities, share prices may
                               rise and fall more than the share prices other
                               funds. In addition, our active trading
                               investment strategy may result in a higher-than-
                               average portfolio turnover ratio, increased
                               trading expenses, and high short-term capital
                               gains. The advisor selects growth stocks based
                               on prospects for future earnings, which may not
                               grow as expected. In addition, at times, the
                               overall market or the market for value stocks
                               may outperform growth stocks.
 Income Funds                  Specific Risks
 ------------                  --------------
 Income Fund                   This Fund is primarily subject to the debt
                               securities risks described in the Common Risks
                               section above.
 Intermediate Government       The U.S. Government does not guarantee the
  Income Fund                  market value or GOVERNMENT current yield of its
                               obligations. Not all U.S. Government obligations
                               are backed by the full faith and credit of the
                               U.S. Government. Mortgage-backed securities are
                               subject to prepayment risk which can reduce the
                               rate of return on the portfolio.
 Limited Term Government       The U.S. Government does not guarantee the
  Income Fund                  market value or U.S. current yield of its
                               obligations. Not all Government obligations are
                               backed by the full faith and credit of the
                               U.S. Government. Mortgage-backed securities are
                               subject to prepayment risk which can reduce the
                               rate of return on the portfolio.
 Tax-Free Income Fund          Some of this Fund's investments are subject to
                               federal income and AMT taxes, so you may incur a
                               tax liability on an investment in this Fund.
                               Municipal obligations backed by tax revenues of
                               the issuer's jurisdiction affected if the issuer
                               cannot raise adequate revenues to meet its
                               obligations.
 Money Market Funds            Specific Risks
 ------------------            --------------
 Cash Investment Money Market  Although each of these Funds seeks to maintain a
  Fund                         stable net asset value of $1.00 per share, there
                               is no assurance it will be able to do so.
 National Tax-Free
  Institutional Money Market
  Fund
 Treasury Plus Institutional
  Money Market Fund
 U.S. Government Money Market
  Fund

                              SUMMARY OF EXPENSES

Shareholder Fees

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund.

                                                                   All Funds
                                                                 --------------
                                                                 Service Class,
                                                                  Inst. Class
                                                                 --------------
   Maximum sales charge (load) imposed on purchases as a
    percentage of offering price ...............................      None
   Maximum deferred sales charge (load) as a percentage of the
    lower of the NAV at purchase or the NAV at redemption ......      None

                        ANNUAL FUND OPERATING EXPENSES

              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                Asset
                             Allocation                 Income Equity   Small Cap
                                Fund       Growth Fund      Fund          Fund
   Equity and Allocation    Institutional Institutional Institutional Institutional
   Funds                        Class         Class         Class         Class
   ---------------------    ------------- ------------- ------------- -------------
   Management Fees.........      .80           .75           .75           .90
   Distribution (12b-1)
    Fees...................      .00           .00           .00           .00
   Other Expenses(1).......      .28           .28           .28           .28
                                ----          ----          ----          ----
   Total Annual Fund
    Operating Expenses ....     1.08          1.03          1.03          1.18
                                ====          ====          ====          ====
   Fee Waivers(2)..........
   Net Expenses............

--------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate the waivers.

                                          Intermediate  Limited Term
                                           Government    Government     Tax-Free
                             Income Fund   Income Fund   Income Fund   Income Fund
                            Institutional Institutional Institutional Institutional
   Income Funds                 Class         Class         Class         Class
   ------------             ------------- ------------- ------------- -------------
   Management Fees.........      .50           .50           .50           .40
   Distribution (12b-1)
    Fees...................      .00           .00           .00           .00
   Other Expenses(1).......      .28           .28           .28           .28
                                 ---           ---           ---           ---
   Total Annual Fund
    Operating Expenses.....      .78           .78           .78           .68
                                 ===           ===           ===           ===
   Fee Waivers(2)..........
   Net Expenses............

--------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate the waivers.

                                            National
                                Cash        Tax-Free    Treasury Plus     U.S.
                             Investment   Institutional Institutional  Government
                            Money Market      Money         Money         Money
                                Fund       Market Fund   Market Fund   Market Fund
                            ------------- ------------- ------------- -------------
                            Service Inst. Service Inst. Service Inst.
   Money Market Funds        Class  Class  Class  Class  Class  Class Service Class
   ------------------       ------- ----- ------- ----- ------- ----- -------------
   Management Fees.........   .40    .40    .10    .10    .10    .10       .35
   Distribution (12b-1)
    Fees...................   .00    .00    .00    .00    .00    .00       .00
   Other Expenses(1).......   .53    .28    .53    .28    .53    .28       .28
                              ---    ---    ---    ---    ---    ---       ---
   Total Annual Fund
    Operating Expenses.....   .93    .63    .63    .38    .63    .38       .63
                              ===    ===    ===    ===    ===    ===       ===
   Fee Waivers(2)..........
   Net Expenses............

--------

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) Fee waivers are contractual and apply for one year from the date of this prospectus. After this time, the advisor, with Board approval, may reduce or eliminate the waivers.

Example of Expenses

  These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                                Asset
                             Allocation
                                Fund       Growth Fund
   Equity and               Institutional Institutional Income Equity Fund    Small Cap Fund
   Allocation Funds             Class         Class     Institutional Class Institutional Class
   ----------------         ------------- ------------- ------------------- -------------------
   1 Year..................
   3 Years.................
                                          Intermediate
                                           Government      Limited Term
                             Income Fund   Income Fund      Government        Tax-Free Income
                            Institutional Institutional     Income Fund            Fund
   Income Funds                 Class         Class     Institutional Class Institutional Class
   ------------             ------------- ------------- ------------------- -------------------
   1 Year..................
   3 Years.................

                                       National      Treasury
                           Cash        Tax-Free        Plus
                        Investment   Institutional Institutional U.S. Government
                       Money Market  Money Market      Money      Money Market
                           Fund          Fund       Market Fund       Fund
                       ------------- ------------- ------------- ---------------
                       Service Inst. Service Inst. Service Inst.
   Money Market Funds   Class  Class  Class  Class  Class  Class  Service Class
   ------------------  ------- ----- ------- ----- ------- ----- ---------------
   1 Year............
   3 Years...........

  The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Important information you should look for:

Investment Objective and Investment Policies

  What is the Fund trying to achieve? How do we intend to invest your money? What makes a Fund different from the other Funds offered in this Prospectus?

Permitted Investments

  A summary of the Fund's key permitted investments and practices.

Important Risk Factors

  What are key risk factors for the Fund? They include the factors described in "General Investment Risks" together with any special risk factors for each Fund.

WORDS APPEARING IN ITALICIZED PRINT ARE DEFINED IN THE GLOSSARY.

                             ASSET ALLOCATION FUND

Investment Objective

  The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

Investment Policies

  We allocate and reallocate assets among common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns.

Permitted Investments

  The asset classes we invest in are:

  . Stock Investments--We invest in common stocks to replicate the S&P 500
    Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index;

  . Bond Investments--We invest in U.S. Treasury Bonds to replicate the holdings of the Lehman Brothers 20+ Bond Index. Bonds in this Index have remaining maturities of twenty years or more; and

  . Money Market Investments--We invest this portion of the Fund in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

  In addition, under normal market conditions, we may invest:

  . In call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;

  . In interest rate and index swaps; and

  . Up to 25% of total assets in foreign obligations qualifying as money market investments.

  We manage the allocation of investments in the Fund's portfolio assuming a "normal" allocation of 60% stocks and 40% bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund.

  We are not required to keep a minimum investment in any of the three asset classes described above, nor are we prohibited from investing substantially all of our assets in a single class. The allocation may shift at any time.

Important Risk Factors

  Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page    and the specific risks listed here. They are all
important to your investment choice.

                                  GROWTH FUND

Investment Objective

  The Growth Fund seeks long-term capital appreciation.

Investment Policies

  We seek long-term capital appreciation by investing primarily in common stocks and other equity securities and we look for companies that have a strong earnings growth trend that we believe have above-average prospects for future growth. We focus our investment strategy on larger capitalization stocks.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;

  . the majority of our total assets in issues of companies with market capitalization that falls within, but towards the higher end of, the range of the Russell 1000 Index, an index comprised of the 1,000 largest U.S. companies based on total market capitalization that is considered a mid-capitalization index. (As of March 31, 1999, this range was from $20 million to $452 billion. The range is expected to change frequently.);

  . up to 25% of our total assets in foreign companies through American
    Depositary Receipts and similar instruments; and

  . up to 15% of our total assets in emerging markets.

Important Risk Factors

  This Fund is primarily subject to the risks associated with equity securities, including foreign equity and mid-capitalization equity securities described in the Common Risks section. The advisor selects growth stocks based on prospects for future earnings, which may not grow as expected. In addition, at times, the overall market or the market for value stocks may outperform growth stocks.

  You should consider the Common Risks on page   , and the General Investment
Risks beginning on page   . They are all important to your investment choice.

Portfolio Manager

  . Kelli Hill
    Principal--Core Equity Team Leader

    Will manage the Growth Fund upon inception, and has been with Wells Fargo/Wells Capital Management ("WCM") since 1987. Ms. Hill is the Core Equity Team Leader, providing portfolio management and fundamental security analysis for the team. She has over twelve years of equity investment management experience.

                              INCOME EQUITY FUND

Investment Objective

  The Income Equity Fund seeks long-term capital appreciation and above-average dividend income.

Investment Policies

  We invest primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. We primarily emphasize investments in securities of companies iwth above-average dividend income. We use various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. We consider large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in equity securities; and

  . in issues of companies with market capitalization greater than the median of the Russell 1000 Index (as of March 31, 1999, this median was approximately $3.7 billion; the median is expected to change frequently).

  We may invest in preferred stock, convertible securities, and securities of foreign companies. We will normally limit our investment in a single issuer to 10% or less of our total assets.

Important Risk Factors

  Stocks selected for their high dividend yields may be more sensitive to interest rate changes than other stocks. There can be no assurance that the stocks that the advisor believes are undervalued will appreciate in value. Stocks of foreign companies selected for the Fund may be more volatile and less liquid than other securities.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page    and the specific risks listed here. They are all
important to your investment choice.

Core/Gateway Arrangement

  The Income Equity Fund is a "gateway" fund in a "core/gateway" arrangement. In this arrangement, a "gateway" fund invests all of its assets in a "core" portfolio that has a substantially identical investment objective and substantially similar policies as the gateway fund. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs of managing a large pool of assets. References to the investment activities of the Income Equity Fund also refer to the core portfolio.

Portfolio Managers

  . David L. Roberts, CFA

   Will manage the Income Equity Fund upon inception. Mr. Roberts joins WCM from Norwest Investment Management, Inc. ("NIM"), where he had managed portfolios for NIM or its affiliates since 1972. He has over twenty-six years of investment management experience.

  . Gary J. Dunn, CFA

   Will co-manage the Income Equity Fund upon inception. Mr. Dunn joins WCM from NIM, where he had managed portfolios for NIM or its affiliates since 1979. He has over twenty years of investment management experience.

                                SMALL CAP FUND

Investment Objective

  The Small Cap Fund seeks long-term capital appreciation.

Investment Policies

  We actively manage a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. As of March 31, 1999, the range was $3.8 million to $8.55 billion, but it is expected to change frequently. We will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days.

  We invest in the common stocks of domestic and foreign companies we believe have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes.

Permitted Investments

  Under normal market conditions, we invest:

  . in an actively managed, broadly diversified portfolio of growth-oriented common stocks;

  . in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;

  . up to 40% of our assets in initial public offerings or recent start-ups and newer issues; and

  . no more than 25% of our assets in foreign companies through American
    Depositary Receipts or similar issues.

Important Risk Factors

  This Fund is designed for investors willing to assume above-average risk. We may invest in companies that:

  . pay low or no dividends;

  . have smaller market capitalization;

  . have less market liquidity;

  . have no or relatively short operating histories, or are new public companies or are initial public offerings whose stocks are typically more volatile than stocks of more seasoned companies;

  . have aggressive capital structures including high debt levels; or

  . are involved in rapidly growing or changing industries and/or new technologies.

  Because we may invest in such aggressive securities, share prices may rise and fall more than the share prices of other funds. In addition, our active trading investment strategy may result in a higher-than-average portfolio turnover ratio, increased trading expenses, and higher short-term capital gains. Stocks of foreign companies, whether purchased directly or through American Depositary Receipts, may be more volatile and less liquid than other comparable securities.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed here. They are all
important to your investment choice.

Portfolio Managers

  .Kenneth Lee

   Will manage the Small Cap Fund, as lead manager, upon inception, and has been with Wells Fargo/Wells Capital Management since 1993. Mr. Lee has seven years of experience in the investment industry, and has managed equity investment portfolios since 1995.

  .Thomas Zeifang, CFA

   Will co-manage the Small Cap Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1995. Mr. Zeifang provided fundamental security analysis for Fleet Investment Advisors for three years prior to joining Wells Fargo. He has over five years of equity investment management experience.

                                  INCOME FUND

Investment Objective

  The Income Fund seeks current income and total return.

Investment Policies

  We invest in a diversified portfolio of debt and variable rate debt securities issued by domestic and foreign issuers. We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We target average portfolio duration in a range based on the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (a peer group comparison of funds with similar objectives and policies). The published average duration of these funds is currently about 5.6 years, but is expected to change over time. We attempt to enhance the Fund's performance by adjusting the average duration within the range to benefit from the effect of various economic factors, such as inflation, or growth cycles.

Permitted Investments

  Under normal market conditions, we invest:

  . up to 70% of our total assets in corporate debt securities such as bonds, debentures and notes, including debt securities that can be converted into or exchanged for common stocks;

  . at least 30% of our total assets in U.S. Government obligations;

  . up to 50% of our total assets in mortgage-backed securities and up to 25% of our assets in asset-backed securities; and

  . at least 80% of our total assets in investment-grade debt securities. The
    Fund may invest up to 20% of its total assets in below investment-grade debt securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by an NRSRO or unrated and determined by us to be of comparable quality.

  We may also invest in zero coupon securities and enter into dollar roll transactions. We invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

Important Risk Factors

  Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. The Income Fund may invest in lower-rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher-rated securities.

  You should consider the Common Risks on page   , and the General Investment
Risks beginning on page   . They are all important to your investment choice.

Portfolio Manager

  . Marjorie H. Grace, CFA

    Will manage the Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

                      INTERMEDIATE GOVERNMENT INCOME FUND

Investment Objective

  The Intermediate Government Income Fund seeks current income, consistent with safety of principal.

Investment Policies

  We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We target average portfolio duration in a range based on the average duration of 5-year U.S. Treasury securities. Average portfolio maturity tends to be between four and eight years. We emphasize the use of intermediate maturity securities to manage interest rate risk and use mortgage-backed securities to enhance yield.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in U.S. Government obligations;

  . up to 50% of our total assets in mortgage-backed securities, and up to 25% of our total assets in asset-backed securities; and

  . up to 10% of our total assets in zero coupon securities.

  As part of our mortgage-backed securities investments, we may enter into dollar rolls. We may not invest more than 25% of our total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

  We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRRO or, if unrated, are determined by us to be of comparable quality.

Important Risk Factors

  Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Zero coupon securities are sensitive to changes in interest rates, and tend to lose value in a rising interest rate environment. Zero coupon securities also generate ordinary income, which must be distributed to shareholders, even when they do not generate funds to pay such distributions.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed here. They are all
important to your investment choice.

Portfolio Managers

  . Marjorie H. Grace, CFA

    Will manage the Intermediate Government Income Fund upon inception. Ms. Grace joins WCM from NIM, where she was Director of Taxable Fixed-Income investments. She had managed portfolios for NIM or its affiliates since 1992. She has over eighteen years of investment management experience.

                   LIMITED TERM GOVERNMENT INCOME FUND

Investment Objective

  The Limited Term Government Income Fund seeks current income, while preserving capital.

Investment Policies

  We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 65% of our total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

  . in investment grade corporate debt securities including asset-backed securities;

  . no more than 5% of our total assets in securities downgraded below investment-grade after we acquired them;

  . up to 25% of assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

  . in stripped Treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations ("CMOs").

Important Risk Factors

  Mortgage- and asset-backed securities and CMOs may not be guaranteed by the U.S. Treasury. Mortgage-backed securities, asset-backed securities and CMOs are subject to prepayment risk, which can reduce the rate of return on such securities. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and or interest on these securities.

  Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed above. They are all
important to your investment choice.

Portfolio Managers

  . Paul C. Single
    Principal

    Will manage the Short-Intermediate U.S. Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1989. Mr. Single has over 16 years of investment management experience.

  . Jacqueline A. Flippin
    Principal

    Will co-manage the Short-Intermediate U.S. Government Income Fund upon inception, and has been with Wells Fargo/Wells Capital Management since 1998. Prior to joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan & Company, an investment advisor, since 1994. Ms. Flippin has over ten years of investment management experience.

                             TAX-FREE INCOME FUND

Investment Objective

  The Tax-Free Income Fund seeks current income exempt from federal income taxes.

Investment Policies

  We invest primarily in a portfolio of investment grade municipal securities. We invest at least 80% of our total assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 80% of our total assets in municipal obligations that pay interest exempt from federal income tax;

  . up to 20% of our total assets in securities whose income is subject to the federal AMT; and

  . in municipal obligations rated in the four highest credit categories by nationally recognized rating organizations.

  The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's net asset value.

Important Risk Factors

  Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed above. They are all
important to your investment choice.

Portfolio Manager

  . William T. Jackson, CFA

    Will manage of the Tax-Free Income Fund upon its inception. Mr. Jackson joins WCM from NIM, where he was Managing Director of Tax-Exempt Fixed-Income investing. He had managed portfolios for NIM or its affiliates since 1993. He has over fourteen years of investment management experience.

                    CASH INVESTMENT MONEY MARKET FUND

Investment Objective

  The Cash Investment Fund seeks high current income, preservation of capital and liquidity.

Investment Policies

  We invest in a broad spectrum of high quality money market instruments. These include commercial paper, negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks. We limit our investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 80% of our assets in high-quality, short-term instruments of domestic and foreign issuers;

  . up to 25% of our assets in foreign obligations; and

  . not more than 25% of our assets in any single industry, subject to certain exceptions (see Statement of Additional Information for details).

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and or interest on these securities.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed above. They are all
important to your investment choice.

            NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Investment Objective

  The National Tax-Free Institutional Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

Investment Policies

  We invest 100% of our assets in short-term municipal instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We normally will invest at least 80% of our total assets in federally tax-exempt instruments, and up to 20% of our total assets in securities that pay interest income subject to the federal AMT.

Permitted Investments

  Under normal market conditions, we invest:

  . at least 80% of our assets in federally tax-exempt instruments;

  . up to 20% of our assets in instruments whose income may be subject to the federal AMT; and

  . up to 35% of our assets in issuers located in a single state.

  We may invest more than 25% of our total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic down turns or legislative or regulatory changes in the state.

  Please remember that some securities in the portfolio may be subject to the federal alternative minimum tax.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed above. They are all
important to your investment choice.

              TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

Investment Objective

  The Treasury Plus Institutional Money Market Fund seeks current income and stability of principal.

Investment Policies

  We invest in obligations issued or guaranteed by the U.S. Treasury, "plus" we also invest in repurchase agreements and other instruments collateralized or secured by Treasury obligations. We buy obligations with remaining maturities of 397 days or less.

Permitted Investments

  Under normal market conditions, we invest substantially all of our assets:

  . in U.S. Treasury obligations; and

  . in repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments. Investing in shares of other money market funds with substantially similar objectives and investment policies will subject the Fund to the fees charged by the other funds, which will reduce returns from these investments.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed above. They are all
important to your investment choice.

                       U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

  The U.S. Government Money Market Fund seeks high current income, while preserving capital and liquidity.

Investment Policies

  We invest in U.S. Government obligations, or repurchase agreements collateralized by such obligations. We buy obligations with remaining maturities of 397 days or less.

Permitted Investments

  Under normal market conditions, we invest substantially all of our assets:

  . in U.S. Government obligations; and

  . in repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

  Although we seek to maintain a $1.00 per share net asset value, there is no guarantee that we will be able to do so. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

  You should consider the Common Risks on page   , the General Investment
Risks beginning on page   , and the specific risks listed above. They are all
important to your investment choice.

                           GENERAL INVESTMENT RISKS

  Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are
identified in the Summary of Important Risks on page   . Other risks of mutual
fund investing include the following:

  . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

  . We cannot guarantee that we will meet our investment objectives.

  . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

  . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments.

  . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

  . An investment in a single Fund, by itself, does not constitute a complete investment plan.

  . The Funds may invest a portion of their assets in U.S. Government obligations. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves.

  . The Funds may use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

  . The Funds may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. Except with respect to the money market Funds, to the extent a Fund's assets are so invested, they may cause a Fund not to achieve its investment objective. This practice is expected to have limited, if any, effect on the Funds' pursuit of their objectives over the long term.

  . The Asset Allocation Fund and the taxable income funds invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment acceleration and extension risk, either of which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities that are subject to increased interest-rate and credit risk.

  . The market value of lower-rated debt securities and unrated securities of comparable quality that the Income Fund may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

  Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

  What follows is a general list of the types of risks (some of which are described above) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

  Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

  Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

  Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

  Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

  Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

  Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

  Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

  Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk--The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

  Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

  Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

  Prepayment Risk--The risk that consumers will accelerate or extend their prepayment of mortgage loans or other receivables, which can shorten or lengthen the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

  Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

  Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue, especially foreign entities, which may be less prepared for Year 2000. The extent of such impact cannot be predicted.

Investment Practice/Risk

  The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Policies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Policies for each Fund or the Statement of Additional Information for more information on these practices.

These Investment Practices and Risks are Common to all the Funds:

 Investment Practice                                        Risk
 -------------------                                        ----
 Floating and Variable Rate Debt
 Instruments with interest rates that are adjusted either   Interest Rate and
 on a schedule or when an index or benchmark changes.       Credit Risk

 Repurchase Agreements
 A transaction in which the seller of a security agrees to  Credit and
 buy back a security at an agreed upon time and price,      Counter-Party Risk
 usually with interest.

 Other Mutual Funds
 The temporary investment in shares of another mutual       Market Risk
 fund. A pro rata portion of the other fund's expenses, in
 addition to the expenses paid by the Funds, will be borne
 by Fund shareholders.

 Foreign Securities
                                                            Information, Political,
 Securities issued by a non-U.S. company or debt of a       Regulatory, Diplomatic,
 foreign government in the form of an American Depositary   Liquidity and Currency
 Receipt or similar instrument.                             Risk

 Privately Issued Securities
 Securities that are not publicly traded but which may or   Liquidity Risk
 may not be resold in accordance with Rule 144A of the
 Securities Act of 1933.

 Loans of Portfolio Securities
 The practice of loaning securities to brokers, dealers     Credit, Counter-Party
 and financial institutions to increase return on those     and Leverage Risk
 securities. Loans may be made up to 1940 Act limits
 (currently 33 1/3% of total assets).

 Borrowing Policies
 The ability to borrow from banks for temporary purposes    Leverage Risk
 to meet shareholder redemptions.

 Illiquid Securities
 A security that cannot be readily sold, or cannot be       Liquidity Risk
 readily sold without negatively affecting its fair price.
 Limited to 15% of total assets (10% for money market
 funds).

These Investment Practices and Risks are Common to the Equity and Allocation
Funds:

 Investment Practice                                            Risk
 -------------------                                            ----
 Options
 The right or obligation to receive or deliver a security or    Credit, Information
 cash payment depending on the security's price or the          and Liquidity Risk
 performance of an index or benchmark. Types of options used may include: options on securities, options on stock index, stock index futures and options on stock index futures to
 protect liquidity and portfolio value.

These Investment Practices and Risks are Common to the Income Funds:

 Investment Practice                                            Risk
 -------------------                                            ----
 Forward Commitments, When-Issued Securities Delayed Delivery
 Transactions
 Securities bought or sold for delivery at a later date or      Interest Rate,
 bought or sold for a fixed price at a fixed date.              Leverage, Credit and
                                                                Experience Risk

 Mortgage- and Asset-Backed Securities
 Securities consisting of an undivided fractional interests in  Interest Rate,
 pools of consumer loans, such as mortgage loans, car loans,    Credit, Prepayment and
 credit card debt, or receivables held in trust.                Experience Risk

 High Yield Securities
 Debt securities of lower quality that produce generally        Interest Rate and
 higher rates of return. These securities, also known as "junk  Credit Risk bonds," tend to be more sensitive to economic conditions and during sustained periods of rising interest rates, may
 experience interest and/or principal defaults.

 Stripped Obligations
 Securities that give ownership to either future payments of    Interest Rate Risk
 interest or a future payment of principal, but not both.
 These securities tend to have greater interest rate
 sensitivity than conventional debt obligations.

 Loan Participations
 Debt obligations that represent a portion of a larger loan     Credit Risk
 made by a bank. Generally sold without guarantee or recourse, some participations sell at a discount because of the
 borrower's credit problems.

                   ORGANIZATION AND MANAGEMENT OF THE FUNDS

  A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

  Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

  The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this prospectus is intended to succeed to the assets and operations of one or more Stagecoach and/or Norwest Advantage Funds. One of these predecessor funds is expected to be the "accounting survivor," which means that its performance and financial statement history will be assumed by the Wells Fargo Funds Trust Fund. The succession transactions are conditioned on shareholder approval by the shareholders of the various Stagecoach and Norwest Advantage Funds. The
Table on page    identifies the expected accounting survivors.

  In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

                                BOARD OF TRUSTEES
                                -----------------
                        Supervises the Funds' activities

      INVESTMENT ADVISOR                    CUSTODIANS
      ------------------                    ----------
   Wells Fargo Bank, N.A.                   Norwest Bank Minnesota, N.A.
                                            6th St. & Marquette, Minneapolis,
   525 Market St., San Francisco, CA        MN
                                            (All Funds except Asset Allocation
                                            Fund)
                                            Barclays Global Investors, N.A.
                                            45 Fremont St., San Francisco, CA
                                            (Asset Allocation Fund only)
                                            Provide safekeeping for the Funds'
   Manages the Funds' investment activities assets
                             INVESTMENT SUB-ADVISORS
                             -----------------------
   Wells Capital Management, Inc.           Barclays Global Fund Advisors
   525 Market Street                        45 Fremont Street
   San Francisco, CA                        San Francisco, CA
   (All Funds except Asset                  (Asset Allocation Fund only)
   Allocation Fund)

                                                                         SHAREHOLDER
DISTRIBUTOR             ADMINISTRATOR FOR        TRANSFER AGENT          SERVICING AGENTS
-----------             -----------------        --------------          ----------------
Stephens Inc.           Wells Fargo Bank, N.A.   BFDS                    Various Agents
111 Center St.          525 Market St.           Two Heritage Drive
Little Rock, AR         San Francisco, CA        Quincy, MA
Markets the Funds and   Manages the Funds'       Maintains records of    Provide services to
distributes shares      business activities      shares and supervises   customers
                                                 the paying of
                                                 dividends


                FINANCIAL SERVICES FIRMS AND SELLING AGENTS
                -------------------------------------------
        Advise current and prospective shareholders on their Fund investments

                                SHAREHOLDERS
                                ------------

The Investment Advisor

  Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 1999, Wells Fargo Bank and its affiliates provided advisory services for over [$63] billion in assets.

  For providing these services, Wells Fargo Bank is entitled to receive the following fees:

   Equity and Allocation Funds
   ---------------------------
   Asset Allocation Fund.................................................... .80
   Growth Fund.............................................................. .75
   Income Equity Fund....................................................... .75
   Small Cap Fund........................................................... .90

   Income Funds
   ------------
   Income Fund.............................................................. .50
   Intermediate Government Income Fund...................................... .50
   Limited Term Government Income Fund...................................... .50
   Tax-Free Income Fund..................................................... .40

   Money Market Funds
   ------------------
   Cash Investment Money Market Fund........................................ .10
   National Tax-Free Institutional Money Market Fund........................ .10
   Treasury Plus Institutional Money Market Fund............................ .10
   U.S. Government Money Market Fund........................................ .35

The Sub-Advisors

  Wells Capital Management ("WCM"), a wholly owned subsidiary of Wells Fargo Bank N.A., is the sub-advisor for all of the Funds except the Asset Allocation Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of March 31, 1999, WCM provided advisory services for over [$32] billion in assets.

  Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of March 31, 1999, BGFA provided investment advisory services for [$575] billion in assets.

The Administrator

  Wells Fargo Bank provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of .15% of the average annual net assets of each Fund.

Shareholder Servicing Plan

  We have a shareholder servicing plan for the Service Class and Institutional Class shares of certain Funds as shown in the chart below. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services.

  For these services relevant Classes pay shareholder servicing agents as follows:

                                                                   Service Inst.
   Fund                                                             Class  Class
   ----                                                            ------- -----
   Small Cap Fund.................................................   N/A   .10%
   Cash Investment Money Market Fund..............................  .25%    N/A
   National Tax-Free Institutional Money Market Fund..............  .25%    N/A
   Treasury Plus Institutional Money Market Fund..................  .25%    N/A

                                 YOUR ACCOUNT

  This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares:

  . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

  . We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each non-money market Fund's assets are generally valued at current market prices. Each money market Fund uses the amortized cost method to value portfolio securities pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

  . We process requests to buy or sell shares of the non-money market funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). The money market funds calculate NAV at 2:00 p.m. (Pacific time)/4:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the cut off are processed the next business day.

  . The non-money market Funds are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

  . The money market funds are open for business each day Wells Fargo Bank is open for business and are closed generally on federal bank holidays.

  Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your Customer Account Agreement for the rules governing your investment.

Minimum Investments:

  . Minimum, initial and subsequent investment amounts are determined by your Customer Account Agreement with your Institution, and are generally:

    . $1,000,000 per Fund minimum initial investment.

    . $25,000 per Fund for all investments after your first.

How to Buy Shares

  You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

  . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

  . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

  . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

  . The exercise of voting rights and the delivery of shareholder communications from the Funds is governed by the terms of the Customer Account involved; and

  . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds. See "Organization and Management of the Funds" for further details about these fees.

How to Sell Shares

  Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares

  . We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 P.M. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

  . Redemption proceeds are usually wired to the redeeming Institution the following business day.

  . We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

  . Generally, we pay redemption requests in cash, unless the redemption requests is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part on in whole in securities of equal value.

Exchanges

  Exchanges between Wells Fargo Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

  . You should carefully read the Prospectus for the Fund into which you wish to exchange.

  . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

  . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

  . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

  . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

  . You may make exchanges only between like share classes.

                               OTHER INFORMATION

Dividend and Capital Gain Distributions

  The Funds in this Prospectus pay dividends periodically and make capital gains distributions annually. The equity funds, except the Small Cap Fund, pay any dividends quarterly. The Small Cap Fund pays any dividends annually. The income and money market funds pay any dividends monthly.

  Distributions paid by a Fund are automatically reinvested to purchase new shares of the Funds. The new shares are purchased at NAV, generally on the day distributions are paid.

Taxes

  The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

  Dividends distributed from the Tax-Free Income Fund and Municipal Money Market Fund attributable to their net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will pass on to you any net capital gain (generally the excess of net long-term capital gains over net short-term capital losses) earned by a Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders.

  In general, all distributions will be taxable to you when paid even if they are paid in additional Fund shares. However, distributions declared in October, November and December are distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

  If you buy shares of a Fund shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. Some of the Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

  Except in the case of Money Market Funds, your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to have paid) for them. As long as a money market fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of such Fund shares.

  Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may also be subject to backup withholding at a 31% rate on distributions from and redemption proceeds paid by a Fund.

                             TABLE OF PREDECESSORS

  The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

  The chart below indicates the Stagecoach and Norwest Advantage portfolios that are expected to be the accounting survivors.

   Wells Fargo Funds Trust             Accounting Survivor
   -----------------------             -------------------
   Equity and Allocation Funds
    Asset Allocation Fund              Stagecoach Asset Allocation Fund
    Growth Fund                        Stagecoach Growth Fund
    Income Equity Fund                 Norwest Advantage Income Equity Fund
    Small Cap Fund                     Stagecoach Small Cap Fund

   Income Funds
    Income Fund                        Norwest Advantage Income Fund
    Intermediate Government            Norwest Advantage Intermediate
     Income Fund                        Government Income Fund
    Limited Term Government            Stagecoach Short-Intermediate U.S.
     Income Fund                        Government Income Fund
    Tax-Free Income Fund               Norwest Advantage Tax-Free Income Fund

   Money Market Funds
    Cash Investment
     Money Market Fund                 Norwest Advantage Cash Investment Fund
    National Tax-Free Institutional    Norwest Advantage Municipal
     Money Market Fund                  Money Market Fund
    Treasury Plus Institutional
     Money Market Fund                 Stagecoach Treasury Plus Money Market
    U.S. Government
     Money Market Fund                 Norwest Advantage U.S. Government Fund

                                   GLOSSARY

  We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH

  Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRS")

  Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Annual and Semi-Annual Report

  A document that provides certain financial and other important information for the most recent reporting period and each Fund's portfolio of investments.

Asset-Backed Securities

  Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade

  Securities rated BBB or lower by S&P or Baa or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day

  Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth

  The increase in the value of a security. See also "total return."

Capitalization

  When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure

  Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Collateralized Mortgage Obligation ("CMOs")

  Securities collateralized by portfolios of mortgage pass-through securities. CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Commercial Paper

  Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities

  Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Current Income

  Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities

  Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

  Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

  Dividends and/or capital gains paid by a Fund on its shares.

Diversified

  A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Dollar-Denominated

  Securities issued by foreign banks, companies or governments in U.S.
dollars.

Dollar Rolls

  Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Duration

  A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC

  The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC

  FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA

  FNMA securities are known as "Fannie Maes" are issued by the Federal National Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

GNMA

  GNMA securities, commonly known as "Ginnie Maes," are mortgage pass-through securities issued by the Government National Mortgage Association and guaranteed by the U.S. Government.

Hedge

  Strategy used to offset investment risk. A perfect hedge is one eliminating the possibility of future gain or loss.

Illiquid Security

  A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Initial Public Offering

  The first time a company's stock is offered for sale to the public.

Investment-Grade Debt

  A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Lehman Brothers 20+ Bond Index

  An unmanaged index composed of U.S. Treasury bonds with 20 years or longer dates-to-maturity.

Liquidity

  The ability to readily sell a security at a fair price.

Money Market Instruments

  High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's

  A nationally recognized ratings organization.

Nationally Recognized Rating Organization (NRRO)

  A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (NAV)

  The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 P.M. (Pacific time).

Options

  An option is the right to buy or sell a security based on an agreed upon price for at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Preservation of Capital

  The attempt by a fund's manager to reduce drops in the net asset value of fund shares in order to preserve the initial investment.

Principal Stability

  The degree to which share prices for a fund remain steady. Money market funds attempt to achieve the highest degree of principal stability by maintaining a $1.00 per share net asset value. More aggressive funds may not consider principal stability an objective.

Public Offering Price (POP)

  The NAV with the sales load added.

Price-to-Earnings Ratio

  The ratio between a stock's price and its historical, current or anticipated earnings. Low ratios typically indicate a high yield. High ratios are characteristic of growth stocks which generally have low current yields.

Repurchase Agreement

  An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index

  An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations maintained by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a "large cap" index.

Russell 2000 Index

  An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations maintained by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

Selling Agent

  A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent

  Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

  A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&PTM, S&P 500 Index

  Standard and Poors, a nationally recognized ratings organization. S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information

  A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities

  Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number

  Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

  The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

Turnover Ratio

  The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued

  Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations

  Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Value Strategy

  A strategy of investing which tries to identify and buy undervalued stocks under the assumption that the stock will eventually rise to its "fair market" value.

Warrants

  The right to buy a stock at a set price for a set time.

Weighted-Average Maturity

  The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Bonds

  Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                            WELLS FARGO FUNDS TRUST

  You may wish to review the following document:

  A Statement of Additional Information supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

  This document is available free of charge:

  Call 1-800-222-8222, or
  Write to: Wells Fargo Funds Trust
  PO Box 7066
  San Francisco, CA 94120-7066

  Visit the SEC'S web site: http://www.sec.gov, or

  Request copies for a fee by writing to:

  SEC Public Reference Room, Washington, DC 20549-6009
  (call: 1-800-SEC-0330 for details)

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 17th day of May, 1999.

                              WELLS FARGO FUNDS TRUST


                              By /s/ Richard H. Blank, Jr.
                                 --------------------------------
                                 Richard H. Blank, Jr.
                                 Secretary and Treasurer
                                 (Principal Financial Officer)

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                          Title                         Date
     ---------                          -----                         ----

               *                        Trustee
     -----------------------
     Robert C. Brown

               *                        Trustee
     -----------------------
     Donald H. Burkhardt

               *                        Trustee
     -----------------------
     Jack S. Euphrat

               *                        Trustee
     -----------------------
     Thomas S. Goho

               *                        Trustee
     -----------------------
     Peter G. Gordon

               *                        Trustee
     -----------------------
     W. Rodney Hughes

               *                        Trustee
     -----------------------
     Richard M. Leach

               *                        Trustee
     -----------------------
     J. Tucker Morse

               *                        Trustee
     -----------------------
     Timothy J. Penny

     /s/Richard H. Blank, Jr.           Secretary and Treasurer       5/17/99
     -----------------------
     Richard H. Blank, Jr.              (Principal Financial Officer)


*By  /s/Richard H. Blank, Jr.
     ---------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     May 17, 1999

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 17th day of May, 1999.

                              WELLS FARGO CORE TRUST


                              By /s/ Richard H. Blank, Jr.
                                 --------------------------------
                                 Richard H. Blank, Jr.
                                 Secretary and Treasurer
                                 (Principal Financial Officer)


     Signature                          Title                         Date
     ---------                          -----                         ----

               *                        Trustee
     -----------------------
     (Robert C. Brown)

     /s/ Richard H. Blank, Jr.          Secretary and Treasurer       5/17/99
     -----------------------            (Principal Financial Officer)
     (Richard H. Blank, Jr.)

               *                        Trustee
     -----------------------
     (Jack S. Euphrat)

               *                        Trustee
     -----------------------
     (Thomas S. Goho)

               *                        Trustee
     -----------------------
     (W. Rodney Hughes)

               *                        Trustee
     -----------------------
     (J. Tucker Morse)

               *                        Trustee
     -----------------------
     (Donald H. Burkhardt)

               *                        Trustee
     -----------------------
     (Richard M. Leach)

               *                        Trustee
     -----------------------
     (Timothy J. Penny)


*By  /s/ Richard H. Blank, Jr.
     ---------------------------
     Richard H. Blank, Jr.
     As Attorney-in-Fact
     May 17, 1999